Restructuring and Asset Impairment Charges - Schedule of Restructuring and Asset Impairment Charges (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Total restructuring and asset impairment charges	$ (725)	$ 0	$ (680)	$ 0	$ 59,197
Asset Impairments
Restructuring Cost and Reserve [Line Items]
Total restructuring and asset impairment charges	(709)		(710)		53,228
Contract termination (recoveries) costs
Restructuring Cost and Reserve [Line Items]
Total restructuring and asset impairment charges	$ (16)		4		4,767
Employee severance and termination benefits
Restructuring Cost and Reserve [Line Items]
Total restructuring and asset impairment charges			$ 26		$ 1,202